Fees Summary	Oct. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 150,696,001.00
Previously Paid Amount	13,810.00
Total Fee Amount	20,811.12
Total Offset Amount	0.00
Net Fee	$ 7,001.12